TRANSAMERICA SERIES TRUST

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Growth VP

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Transamerica Vanguard ETF Portfolio – Conservative VP

Effective on or about July 1, 2015, the principal investment strategies of Transamerica Vanguard ETF Portfolio – Conservative VP (the “portfolio”), certain principal risks, as well as the portfolio’s name, sub-adviser and portfolio managers, will change. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Effective on or about July 1, 2015, Transamerica Vanguard ETF Portfolio – Conservative VP will be renamed “Transamerica Managed Risk – Conservative ETF VP” to reflect how the portfolio will be managed. This change includes the replacement of Aegon USA Investment Management, LLC as the portfolio’s sub-adviser with the hiring of Milliman Financial Risk Management LLC as the portfolio’s new sub-adviser. The following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the portfolio:

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees[1]	0.28%	0.28%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.10%	0.10%
Total annual fund operating expenses[2]	0.44%	0.69%

[1]	Management fees have been restated to reflect a reduction in advisory fees.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities (“equity ETFs”) and 65% of its net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). These percentages may vary as market conditions change, based on the sub-adviser’s risk management calculations.

•	The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model to forecast short term volatility, and adjusts the portfolio’s weightings if this short term volatility forecast is outside of a target range. Based on this strategy, which takes into account, among other things, the level of volatility in equity and fixed income markets, changes in volatility, the level of interest rates, and drawdowns experienced by the portfolio, the sub-adviser may increase exposure to equity ETFs to approximately 50% of net assets or may decrease exposure to equity ETFs to approximately 15% of nets assets and may increase exposure to fixed income ETFs to approximately 85% of net assets or may decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.

•	The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.

•	The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Following the change in principal investment strategies, the portfolio will no longer be subject to “Volatility Guidelines” risk as a principal risk and will be subject to the following additional principal risk:

Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to manage return volatility but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying ETF level. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

PORTFOLIO MANAGERS:

Name	Sub-Adviser	Positions Over Past Five Years
Adam Schenck, CFA	Milliman Financial Risk Management LLC	Portfolio Manager of the portfolio since 2015; Joined Milliman Financial Risk Management LLC in 2005, Principal and Managing Director

ADVISORY FEES:

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

First $50 million	0.31%
Over $50 million up to $250 million	0.29%
Over $250 million	0.27%

* * *

Transamerica Vanguard ETF Portfolio – Balanced VP

Effective on or about July 1, 2015, the principal investment strategies of Transamerica Vanguard ETF Portfolio – Balanced VP (the “portfolio”), certain principal risks, as well as the portfolio’s name, sub-adviser and portfolio managers, will change. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Effective on or about July 1, 2015, Transamerica Vanguard ETF Portfolio – Balanced VP will be renamed “Transamerica Managed Risk – Balanced ETF VP” to reflect how the portfolio will be managed. This change includes the replacement of Aegon USA Investment Management, LLC as the portfolio’s sub-adviser with the hiring of Milliman Financial Risk Management LLC as the portfolio’s new sub-adviser. The following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the portfolio:

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees[1]	0.27%	0.27%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.10%	0.10%
Total annual fund operating expenses[2]	0.43%	0.68%

[1]	Management fees have been restated to reflect a reduction in advisory fees.
2.	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 50% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 50% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). These percentages may vary as market conditions change, based on the sub-adviser’s risk management calculations.

•	The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model to forecast short term volatility, and adjusts the portfolio’s weightings if this short term volatility forecast is outside of a target range. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure as the portfolio moves farther down from recent peak levels, where the peak levels are dynamically adjusted. Based on this strategy, the level of volatility in equity and fixed income markets, changes in volatility, the level of interest rates, and drawdowns experienced by the portfolio, the sub-adviser may increase exposure to equity ETFs to approximately 70% of net assets or may decrease exposure to equity ETFs to approximately 25% of net assets and may increase exposure to fixed income ETFs to approximately 75% of net assets or may decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.

•	The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.

•	The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Following the change in principal investment strategies, the portfolio will no longer be subject to “Volatility Guidelines” risk as a principal risk and will be subject to the following additional principal risk:

Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to manage return volatility but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying ETF level. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

PORTFOLIO MANAGERS:

Name	Sub-Adviser	Positions Over Past Five Years
Adam Schenck, CFA	Milliman Financial Risk Management LLC	Portfolio Manager of the portfolio since 2015; Joined Milliman Financial Risk Management LLC in 2005, Principal and Managing Director

ADVISORY FEES:

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

First $50 million	0.31%
Over $50 million up to $250 million	0.29%
Over $250 million	0.27%

* * *

Transamerica Vanguard ETF Portfolio – Growth VP

Effective on or about July 1, 2015, the principal investment strategies of Transamerica Vanguard ETF Portfolio – Growth VP (the “portfolio”), certain principal risks, as well as the portfolio’s name, sub-adviser and portfolio managers, will change. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Effective on or about July 1, 2015, Transamerica Vanguard ETF Portfolio – Growth VP will be renamed “Transamerica Managed Risk – Growth ETF VP” to reflect how the portfolio will be managed. This change includes the replacement of Aegon USA Investment Management, LLC as the portfolio’s sub-adviser with the hiring of Milliman Financial Risk Management LLC as the portfolio’s new sub-adviser. The following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the portfolio:

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees[1]	0.27%	0.27%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.10%	0.10%
Total annual fund operating expenses[2]	0.43%	0.68%

[1]	Management fees have been restated to reflect a reduction in advisory fees.
2.	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 75% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 25% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). These percentages may vary as market conditions change, based on the sub-adviser’s risk management calculations.

•	The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model to forecast short term volatility, and adjusts the portfolio’s weightings if this short term volatility forecast is outside of a target range. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure as the fund moves farther down from recent peak levels, where the peak levels are dynamically adjusted. Based on this strategy, the level of volatility in equity and fixed income markets, changes in volatility, the level of interest rates, and drawdowns experienced by the portfolio, the sub-adviser may increase exposure to equity ETFs to approximately 100% of net assets or may decrease exposure to equity ETFs to approximately 35% of net assets, and may increase exposure to fixed income ETFs to approximately 65% of net assets or may decrease exposure to fixed income ETFs to approximately 0% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its states asset mix goal.

•	The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.

•	The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Following the change in principal investment strategies, the portfolio will no longer be subject to “Volatility Guidelines” risk as a principal risk and will be subject to the following additional principal risk:

Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to manage return volatility but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying ETF level. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

PORTFOLIO MANAGERS:

Name	Sub-Adviser	Positions Over Past Five Years
Adam Schenck, CFA	Milliman Financial Risk Management LLC	Portfolio Manager of the portfolio since 2015; Joined Milliman Financial Risk Management LLC in 2005, Principal and Managing Director

ADVISORY FEES:

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

First $50 million	0.31%
Over $50 million up to $250 million	0.29%
Over $250 million	0.27%

* * *

Investors Should Retain this Supplement for Future Reference

April 17, 2015